EQUITY INCENTIVE PLAN - Stock options granted (Details) - Q S I Operations Inc - 2013 Employee, Director and Consultant Equity Incentive Plan - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	1,286,250	790,433	3,196,721
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		697,433	2,730,000
Nonemployees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		93,000	466,721